Leases, Other Commitments, and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Leases, Other Commitments, and Contingencies
8. LEASES, COMMITMENTS, AND CONTINGENCIES
Litigation and Claims
In the fourth quarter of 2022, the Company reached a settlement with one of its technology vendors regarding alleged intellectual property infringement. As a result of the settlement, the Company received $0.75 million in the fourth quarter of 2022. See Note 14 for further information regarding this legal settlement.
The Company is not currently a party to any other material pending legal proceedings.
Sale-Leaseback of Headquarters and Laboratory Facilities
In September 2017, the Company consummated a sale-leaseback transaction with a third party for its corporate headquarters and laboratory facilities in Roseville, Minnesota, which encompasses approximately 44,000 square feet including office and lab space, the first pilot BioFactory production system, greenhouses, and outdoor research plots. The Company is deemed the owner for accounting purposes. The lease has a te rm
of twenty years and includes four options to each extend the lease for five years subject to there being no default under the lease terms beyond any cure period and the Company occupying the property at the time of extension. In 2017, the Company received $7.0 million in connection with the sale of the land and uncompleted facility.
The lease commenced in May 2018. Under the lease, the Company pays an annual base rent of eight percent of the total project cost with scheduled increases in rent of 7.5 percent on the sixth, eleventh, and sixteenth anniversaries of the start of the lease commencement as well as on the first day of each renewal term. Currently, the Company pays an annual base rent of $1.4 million. The first increase will occur during 2023.
The Company is also responsible for all operating costs and expenses associated with the property. If the landlord decides to sell the property, the Company has a right of first refusal to purchase the property on the same terms offered to any third party.
Concurrent with entering the lease, Cellectis guaranteed the lease agreement for the Company’s headquarters. However, the Company previously agreed to indemnify Cellectis for any obligations under this guaranty, effective upon Cellectis’ ownership falling to 50 percent or less of the Company’s outstanding common stock. Accordingly, the Company’s indemnification obligation was triggered in October 2022.
Prior to 2022, this lease was considered a failed sale leaseback based on the nature of the transactions and was reported as a financing-type lease.
As discussed in Note 1, Recently Issued Accounting Pronouncements, the Company adopted the New Lease Standard as of January 1, 2022, using the transition method which does not require revisions to comparative periods. The Company elected to implement the transition package of practical expedients permitted within the New Lease Standard, which among other things, allows it to carryforward the historical lease classification. In addition, the Company elected the hindsight practical expedient to determine the lease term for existing leases and it also made an accounting policy election to not record leases with an initial term of 12 months or less on its consolidated balance sheet.
The Company’s adoption of the New Lease Standard required it to remove the previously reported amounts for land, buildings, and equipment associated with its headquarters and laboratory facilities lease as well as the associated liability. The Company assessed the elements of its lease agreement and upon adoption, recorded an operating lease associated with the sale leaseback of land underlying the headquarter facility, and a second operating lease associated with the building. The Company recorded operating lease assets and liabilities of $14.1 million within its consolidated balance sheet as of January 1, 2022. The New Lease Standard had no impact on the Company’s consolidated statements of operations or cash flows. The $0.8 million cumulative effect of the adoption of the New Lease Standard was recorded to stockholders’ equity.

The impact of adoption of the New Lease Standard on the Company’s December 31, 2021, consolidated balance sheet was as follows:

	As Reported December 31, 2021	Adoption of Lease Standard	As Adjusted December 31, 2021
Assets
Land, buildings, and equipment	$21,731	$(16,543)	$5,188
Operating lease right-of-use assets	—	14,090	14,090

	$21,731	$(2,453)	$19,278

Liabilities and stockholders’ equity
Current portion of financing lease obligations	$370	$(4)	$366
Other current liabilities	191	276	467
Financing lease obligations	17,506	(17,371)	135
Operating lease obligations	—	13,814	13,814
Accumulated deficit	(196,092)	832	(195,260)

	$(178,025)	$(2,453)	$(180,478)

Sale-Leaseback of Equipment
The Company also has an equipment financing arrangement that is considered a financing-type lease which matures in 2023. The Company was required to deposit cash into a restricted account in an amount equal to the future rent payments required by the lease. As of December 31, 2022, restricted cash totaled $0.1 million, and will be returned following the payoff of the lease obligations in 2023.
Recognition of Lease Liabilities
The Company records its operating lease liabilities at the present value of the future lease payments over the lease term. If the lease term includes options to extend or terminate the lease, those elements are included in the determination of lease term when it is reasonably certain that the option will be exercised. The rate used to determine the present value of future lease payments is the rate stated in the lease agreement, or if not stated, the Company’s incremental borrowing rate is used, up to an effective rate that enables the lease liability to amortize to zero over the lease term. Rent expense for operating leases is recorded in SG&A expense in the consolidated statements of operations and in operating cash flows in the consolidated statements of cash flows. The Company also records operating lease ROU assets at an initial amount equal to the operating lease liability. Those ROU assets are amortized to lease expense within SG&A over the lease term using the effective interest method to ensure the ROU asset amortizes to zero concurrent with the associated liability, and the ROU asset amortization expense is also reported in operating cash flows in the consolidated statements of cash flows.
The Company records its financing lease liabilities at the present value of the future lease payments over the lease term. If the lease term includes options to extend or terminate the lease, those elements are included in the determination of lease term when it is reasonably certain that the option will be exercised. The rate used to determine the present value of future lease payments is the rate stated in the lease agreement, or if not stated, the Company’s incremental borrowing rate is used, up to an effective rate that enables the lease liability to amortize to zero over the lease term. Expense associated with financing leases is recorded in interest, net in the consolidated statements of operations and in operating cash flows in the consolidated statements of cash flows.
The Company is obligated under a
non-cancellable
operating lease for office and laboratory space at its facility in Roseville, Minnesota. The lease has a remaining term of 15.3 years and has a ROU asset of $13.6 million as of December 31, 2022.

The Roseville, Minnesota lease includes four options to each extend the lease for five years. These options to extend the lease are not recognized as part of the ROU assets and operating lease liabilities as it is not reasonably certain that the Company will exercise those options. The Company’s agreement does not include options to terminate the lease.
Lease Expense
The components of lease expense were as follows:

	Year Ended December 31,
In Thousands	2022	2021	2020
Finance lease costs	$75	$1,431	$1,435
Operating lease costs	1,548	46	83
Variable lease costs	942	NA	NA

Total	$2,565	$1,477	$1,518

NA-
not applicable prior to the New Lease Standard
Operating lease cost for short-term leases was not material for the year ended December 31, 2022.
Other Lease Information
Other information related to leases was as
follows:

	Year Ended December 31, 2022
In Thousands except for lease term and discount rate	Operating	Financing
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$276	$—
Financing cash flows	$—	$376
Weighted average remaining lease term (years)	15.3	0.4
Weighted average discount rate	7.9%	8.1%
As of December 31, 2022, future minimum payments under operating and finance leases were as follows:

In Thousands	Operating Leases	Financing Leases	Total Leases
2023	$1,446	$100	$1,546
2024	1,480	—	1,480
2025	1,479	—	1,479
2026	1,479	—	1,479
2027	1,479	—	1,479
Thereafter	16,991	—	16,991

Total including interest	24,354	100	24,454
Less: imputed interest	(10,540)	(3)	(10,543)

Total	$13,814	$97	$13,911